Stockholders Deficit (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 05, 2024	Feb. 02, 2024	May 08, 2023	Mar. 18, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 22, 2024	May 16, 2024	Mar. 03, 2024
Expiration date		June 22, 2028
Preference shares, shares authorized					5,000,000				5,000,000		5,000,000	5,000,000
Stock options grants to employees											143,581
Stock based compensation expense					$ 261,636	$ 268,989	$ 136,709	$ 136,709	$ 530,625	$ 273,418		$ 546,460
Stock option exercise price											$ 1.00
Common stock shares issued					23,736,027				23,736,027		22,812,048	13,387,344	232,360
Stock options exercised											3,000,000
Common stock shares par value					$ 0.0001				$ 0.0001		$ 0.0001
Common stock shares issued					200,000,000				200,000,000		200,000,000
Common stock shares, outstanding					23,736,027				23,736,027		22,812,048	13,387,344
Vested warrants Shares					19,363,914				19,363,914
Aggregate intrinsic value					$ 4,895,622				$ 4,895,622
Aggregated grant date fair value					$ 2,675,223				$ 2,675,223
Common share per value		$ 3.69717			$ 5.96				$ 5.96						$ 1.65
Common forfeited shares				51,967
Common shares received				137,367
Stock based compensation					$ 133,761		2,136,115		$ 267,522		$ 2,136,115	$ 546,460
Common share base value					$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Ownership percentage		4.99%
Unrecognized Stock based compensation											$ 2,675,223
Common Stock, Shares Authorized					205,000,000				205,000,000		205,000,000
Warrants to Purchase Common Stock by each founders		189,334
Weighted average exercise price, Warrants		$ 3.6
Investor 1 [Member] | Common Stock [Member]
Common stock shares issued											15,000			50,000
Secured convertible promissory note issued	$ 350,000
converted a senior secured convertible shares of common stock	98,702
Invester [Member] | Common Stock [Member]
Secured convertible promissory note issued	$ 250,000
converted a senior secured convertible shares of common stock	70,502								25,600
Proceed from warrants									$ 293,249
Weighted average exercise price, Warrants					$ 11.49				$ 11.49
Mr Huang [Member] | Chief Executive Officer
Stock granted											100,000
Victor Hauang and Derek Xu
Common stock exercise price per share			$ 1.89								$ 1.77
Warrants to Purchase Common Stock by each founders			1,344,951								53,800
Weighted average exercise price, Warrants			$ 1.77								$ 6.50
Purchased warrants value			$ 2,136,115								$ 15,418
Warrants interest rate			3.41%								3.41%
Volatility			39.40%								39.40%
Stock Incentive Plan
Stock options outstanding					294,448				294,448		4,664,589
Expiration date	March 31, 2034
Average stocks exercise price											$ 0.55
Stock options grants to employees											502,522	492,695
Purchase shares of common stock	525,000
Stock based compensation expense					$ 261,636		$ 136,709
Stock option exercise price					$ 0.98				$ 0.98		$ 1.67	$ 1.64
Common stock exercise price per share	$ 4.61
Common stock shares issued					4,080,000				4,080,000
Forfeited common stock per value											$ 5.96
Stock option granted											2,675,223
Amount payment for stock option											$ 250,000
Costs expected period in years									4 years 6 months
Common stock shares issued											2,637,150
Vested warrants Shares					4,895,141				4,895,141
Aggregate intrinsic value					$ 13,728,765				$ 13,728,765
Unrecognized Stock based compensation									$ 1,553,651		$ 635,351
Common Stock, Shares Authorized											1,500,000
Common Stock SARs outstanding					1,758,000				1,758,000		1,758,000
Stock awards outstanding					4,895,141				4,895,141
Super Simple AI, Inc
Common share base value											$ 0.12
Common shares outstanding											1,758,100
Minimum [Member]
Stock option exercise price					$ 0.12				$ 0.12
Costs are expected to be recognized over a period									4 years 9 months
Weighted average exercise price, Warrants					7.80				$ 7.80
Maximum [Member]
Stock option exercise price					1.64				$ 1.64
Costs are expected to be recognized over a period									5 years 2 months 1 day
Weighted average exercise price, Warrants					$ 11.50				$ 11.50